Note 1 - Corporate Information	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of corporate information [text block]
1.	Corporate Information

GoldMining Inc. was incorporated under the Business Corporations Act (British Columbia) on September 9, 2009, and continued under the Canada Business Corporations Act (Canada) on December 6, 2016. Together with its subsidiaries (collectively, the "Company" or "GoldMining"), the Company is a public mineral exploration company with a focus on the acquisition, exploration and development of projects in Brazil, Colombia, United States, Canada and Peru.

GoldMining Inc.'s common shares (the "GoldMining Shares") are listed on the Toronto Stock Exchange (the "TSX") under the symbol "GOLD", on the NYSE American (the "NYSE") under the symbol "GLDG" and on the Frankfurt Stock Exchange under the symbol "BSR". The head office and principal address of the Company is located at Suite 1830, 1188 West Georgia Street, Vancouver, British Columbia, V6E 4A2, Canada.

On April 24, 2023, the Company's majority owned, Nevada domiciled subsidiary, U.S. GoldMining Inc. ("U.S. GoldMining"), completed its initial public offering (the "Offering") (Note 11.1). U.S. GoldMining owns the Whistler Project located in Alaska, U.S.A. and its common shares and warrants (the "U.S. GoldMining Shares" and "U.S. GoldMining Warrants") are listed on the Nasdaq Capital Market ("Nasdaq") under the symbols "USGO" and "USGOW", respectively.